EQUITY METHOD INVESTMENTS (Narrative) (Details) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 29, 2013	Nov. 30, 2004 m³	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2004	Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Equity method investment, description of principal activities					service contracts to a joint venture between OSG and Euronav NV to provide to MOQ two vessels, the FSO Asia and the FSO Africa, to perform FSO services in the Al Shaheen field off shore Qatar after each vessel had been converted to an FSO
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss			$ (28)		$ (3)
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net					0	$ 0
Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt, gross					782,333	860,774
Non-recourse debt					678,132	715,378
Liquid Natural Gas Carrier Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Storage volume, per carrier | m³		216,200
Qatar Gas Transport Company Limited Nakilat Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		49.90%
Qatar Gas Transport Company Limited Nakilat Joint Venture [Member] | Long-Term Bank Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Line of credit facility, amount outstanding					678,132	715,378
Notional amount of interest rate cash flow hedge derivatives					656,400	693,072
Derivative, fixed interest rate								4.90%
Interest rate cash flow hedge liability at fair value					103,262	116,819
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss					$ 51,467	58,240
Qatar Gas Transport Company Limited Nakilat Joint Venture [Member] | Minimum [Member] | Long-Term Bank Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, maturity date								Jul. 01, 2022
Qatar Gas Transport Company Limited Nakilat Joint Venture [Member] | Maximum [Member] | Long-Term Bank Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, maturity date								Nov. 30, 2022
Euronav Nv Joint Venture [Member] | FSO Asia and Africa [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
Euronav Nv Joint Venture [Member] | Liquid Natural Gas Carrier Vessel [Member]
Schedule of Equity Method Investments [Line Items]
Initial term of contract		25 years
Euronav Nv Joint Venture [Member] | Long-Term Bank Financing Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Notional amount of interest rate cash flow hedge derivatives					$ 201,346	254,308
Derivative, fixed interest rate									3.90%
Losses on discontinuation of interest rate cash flow hedge due to forecasted transaction probable of not occurring, net					435	470	$ 280
Euronav Nv Joint Venture [Member] | Long-Term Bank Financing Agreement [Member] | FSO Asia [Member]
Schedule of Equity Method Investments [Line Items]
Effective portion of gain/(loss) reclassified from accumulated other comprehensive loss					1,334	2,944
Euronav Nv Joint Venture [Member] | Long-Term Bank Financing Agreement [Member] | FSO Asia and Africa [Member]
Schedule of Equity Method Investments [Line Items]
Line of credit facility, amount outstanding					104,200	145,396
Guarantor obligations, liquidation proceeds, percentage	50.00%
Guarantor obligations, current carrying value					0	0
Interest rate cash flow hedge liability at fair value					$ 7,203	$ 13,665
Alaska Tanker Company Llc [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					37.50%